Tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Tax Expense
Schedule of tax expense
	2023	2022
	USD	USD
Current tax
- Current	284,103	182,879
- Under/(Over) provision in prior year	4,686	(719)
Tax expense	288,789	182,160

Schedule of difference between tax expense profit before tax

	2023	2022
	USD	USD
Profit before tax	1,175,377	757,202

Tax expense calculated at the applicable tax rate	282,091	181,729
Non-deductible expenses	7,161	4,115
Non-taxable income	-	(23)
Tax savings	-	(3,913)
Deferred tax not recognized	(4,030)	971
Under/(Over) provision in previous financial year	4,686	(719)
Utilization of previously unrecognized tax losses	(1,119)	-
Tax expense	288,789	182,160